Trade Payables - Summary of range of payments due dates (Details)	Dec. 31, 2025	Dec. 31, 2024
Minimum
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of the arrangement	30 days	45 days
Comparable trade payables that are not part of an arrangement	30 days	30 days
Maximum
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of the arrangement	90 days	90 days
Comparable trade payables that are not part of an arrangement	60 days	60 days
Europe, Middle East and Africa | Minimum
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Comparable trade payables that are not part of an arrangement	60 days
Europe, Middle East and Africa | Maximum
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Comparable trade payables that are not part of an arrangement	90 days